Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Accrued Liabilities, Current [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

As of December 31, 2017 and 2016, accrued liabilities consisted of the following (in millions):

	December 31,
	2017	2016
Interest costs and related debt fees	$397	$273
Compensation and benefits	141	56
LNG terminals and related pipeline costs	490	284
Other accrued liabilities	50	24
Total accrued liabilities	$1,078	$637